Securities Act of 1933 File No. 333-156024
Investment Company Act of 1940 File No. 811-22125

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

———————
FORM N-1A
———————

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☑
Pre-Effective Amendment No.  ☐
Post Effective Amendment No.  5   ☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☑
Amendment No.  6   ☑
(Check appropriate box or boxes)

JAVELIN EXCHANGE-TRADED TRUST
(Exact Name of Registrant as Specified in Charter)

33 Witherspoon Street, Suite 210, Princeton, New Jersey 08542
(Address of Principal Executive Offices)

(609) 356-0800
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Bibb L. Strench, Esquire	Foreside Fund Services, LLC
Seward & Kissel LLP	Three Canal Plaza
1200 G Street, N.W.	Portland, Maine 04101
Washington, D.C. 20005	(207) 553-7142
(202) 661-7141

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

☑ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐   on April 29, 2011 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on [date] pursuant to paragraph (a) of Rule 485.

☐   75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on [date] pursuant to paragraph (a) of Rule 485.

It is proposed that this filing will become effective (check appropriate box)

EXPLANATORY NOTE

This Post-Effective Amendment relates solely to the JETS Contrarian Opportunities Index Fund as it related to XBRL exhibits furnished herewith as exhibits 101.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1935 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Princeton, State of New Jersey, on the 7th day of October, 2011.

Javelin Exchange-Traded Trust

By:	/s/ Brinton W. Frith
Brinton W. Frith

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Sandro Stefanelli*	Trustee	October 7, 2011
Sandro Stefanelli

/s/ Stephen Zabielski*	Trustee	October 7, 2011
Stephen Zabielski

/s/ Brinton W. Frith	Chairman, Treasurer and Trustee	October 7, 2011
Brinton W. Frith

/s/ Cathleen Lesko*	Secretary	October 7, 2011
Cathleen Lesko

Exhibit Index

Exhibit Number         Description
EX-101.INS XBRL         Instance Document
EX-101.SCH XBRL       Taxonomy Extension Schema Document
EX-101.CAL XBRL       Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL       Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL       Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL       Taxomony Extension Presentation Linkbase